PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of September 30, 2024 and December 31, 2023, the prepaid expenses and other current assets of the Company consisted of the following:

	September 30, 2024	December 31, 2023
Prepaid research and development	$106,138	$46,320
Prepaid value-added taxes	245,972	243,429
Prepaid insurance	249,048	149,559
Prepaid other	99,061	62,036
Deferred offering costs (see Note 7)	508,599	567,603
Franchise tax receivable	17,758	79,258
R&D tax incentive receivable	—	145,349
Total prepaid expenses and other current assets	$1,226,576	$1,293,554

As of December 31, 2023 and 2022, the prepaid expenses and other current assets of the Company consisted of the following:

	December 31, 2023	December 31, 2022
Prepaid research and development	$46,320	$268,686
Prepaid value-added taxes	243,429	159,782
Prepaid insurance	149,559	174,406
Prepaid other	62,036	105,179
Deferred offering costs	567,603	—
Franchise tax receivable	79,258	—
R&D tax incentive receivable	145,349	—
Total prepaid expenses and other current assets	$1,293,554	$708,053